COVER	9 Months Ended
Sep. 30, 2026
Cover [Abstract]
Document Type	6-K
Entity Registrant Name	Legend Biotech Corporation
Entity Central Index Key	0001801198
Document Period End Date	Sep. 30, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q3
Current Fiscal Year End Date	--12-31
Amendment Flag	false